                               BALANCED PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999

                                                                    NMATR8050699

PORTFOLIO MANAGERS' COMMENTARY
Neuberger Berman Advisers Management Trust                         June 30, 1999
--------------------------------------------------------------------------------
          Balanced Portfolio
   JENNIFER SILVER, BROOKE COBB, TED GIULIANO & CATHERINE WATERWORTH, PORTFOLIO CO-MANAGERS
   The portfolio produced a 2.17% return* during the first six months of 1999, while its benchmarks, the Russell Midcap Growth Index and the Merrill Lynch 1-3 Year Treasury Index, provided a 14.19% and 1.17% return, respectively.
   When 1999 began, the portfolio's assets were apportioned 61.9% to equity and 38.1% to fixed-income. After the extreme volatility of the second half of 1998, the stock and bond markets entered a period of relative (and, in the portfolio managers' opinion, well deserved) peace and quiet. Fixed-income securities provided competitive returns in a moderately rising interest rate environment, and growth stocks continued to lead the equity markets as they had for the past several years.
   In the equity portion, the managers increased their holdings of Internet-related stocks during the first quarter. Yet, they have insisted that these investments conform to their stringent investment criteria. This approach led the managers not just to traditional Internet stocks, but also to related businesses such as credit card companies expected to benefit from increased use of on-line payment, as well as retailers that sell goods through their web sites.
   During the second half of the reporting period, however, the markets' relative peace and quiet was shattered when investors came to the conclusion that faster-than-expected economic growth might rekindle inflation pressures. Interest rates rose quickly and dramatically, and fixed-income securities provided investors with their highest yields, and lowest prices, of the past 18 months. The stock market experienced a sudden change in leadership. Because higher interest rates have the potential to erode earnings, many highly valued growth companies lost value and equity investors turned their attention to attractively valued companies that had been out of favor.
   The portfolio co-managers attempted to take advantage of this volatility by increasing existing, value-oriented holdings and establishing new positions on perceived price weakness. For example, they added consumer electronics retailer Best Buy (1.4% of assets as of June 30, 1999), which they expect to benefit from the sale of popular new video technologies, such as digital video disks (DVD) and large-screen televisions. Other additions included apparel retailer Ann Taylor (0.7%), which the portfolio managers believe is in the midst of a merchandising-driven recovery, and supermarket chain Food Lion (0.4%). While the portfolio managers remain optimistic about these companies' prospects, they have not yet generated sizeable gains.
   In the fixed-income portion, the portfolio co-managers de-emphasized interest rate sensitive sectors of the bond market by reducing their exposure to asset-backed securities and corporate bonds. They redeployed those assets primarily to shorter-term, high-quality securities, such as commercial paper and agency discount notes, that they believed would maintain stable prices as interest rates rose.
   Looking forward, the portfolio co-managers currently believe that the portfolio is well positioned for the second half of 1999. If interest rates rise further, they believe that the portfolio's current posture should help its income portion maintain competitive yields. In the equity portion, the portfolio co-managers report that they have continued to seek fundamentally strong companies in the mid-cap market that have good earnings, and are selling at reasonable valuations relative to their growth prospects. If economic growth begins to subside and interest rates decline, the portfolio managers stand ready to make the changes they believe are required to capitalize on opportunities for potential capital appreciation in both stocks and bonds.

*3.63%, 13.47%, and 10.16% were the average annual total returns for the 1-, 5-, and 10-year periods ended June 30, 1999. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions. Neuberger Berman Management Inc. has agreed to absorb certain operating expenses of the Portfolio. Absent such arrangement, which is subject to change, the total returns would have been less. Past performance does not guarantee future results and shares when redeemed may be worth more or less than their original cost. The performance information does not reflect separate account and insurance policy fees and expenses.

 The Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 35% of the total market capitalization of the Russell 1000 Index (which, in turn, consists of the 1,000 largest U.S. companies, based on market capitalization). The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 to 3 years.

 Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gains distributions. The Portfolio invests in many securities not included in the above-described indices.

 The composition, industries and holdings of the Portfolio are subject to change.

 Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio

                                                       June 30,
                                                         1999
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $  163,841,341
      Receivable for Trust shares sold                     394,581
                                                    --------------
                                                       164,235,922
                                                    --------------
LIABILITIES
      Payable for Trust shares redeemed                    488,650
      Accrued expenses                                     100,772
      Payable to administrator (Note B)                     39,230
                                                    --------------
                                                           628,652
                                                    --------------
NET ASSETS at value                                 $  163,607,270
                                                    --------------

NET ASSETS consist of:
      Par value                                     $       10,241
      Paid-in capital in excess of par value           133,912,425
      Accumulated undistributed net investment
       income                                            1,376,279
      Accumulated net realized gains on investment       1,282,155
      Net unrealized appreciation in value of
       investment                                       27,026,170
                                                    --------------
NET ASSETS at value                                 $  163,607,270
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                      10,241,248
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $15.98
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1999
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $ 2,312,887
                                                    ------------
    Expenses:
      Administration fee (Note B)                       251,491
      Shareholder reports                                46,086
      Registration and filing fees                       18,158
      Shareholder servicing agent fees                    7,938
      Custodian fees                                      5,000
      Legal fees                                          4,622
      Trustees' fees and expenses                         4,246
      Auditing fees                                       1,445
      Miscellaneous                                       1,442
      Expenses from Series (Notes A & B)                542,749
                                                    ------------
        Total expenses                                  883,177
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                       (1,989)
                                                    ------------
        Total net expenses                              881,188
                                                    ------------
        Net investment income                         1,431,699
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM SERIES (NOTE A)
    Net realized gain on investment securities        1,620,663
    Net realized loss on financial futures
     contracts                                          (62,736)
    Net realized gain on foreign currency
     transactions                                       101,404
    Change in net unrealized appreciation of
     investment securities, financial futures
     contracts, translation of assets and
     liabilities in foreign currencies, and
     foreign currency contracts                         197,882
                                                    ------------
        Net gain on investments from Series (Note
        A)                                            1,857,213
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $ 3,288,912
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1999        December 31,
                                           (UNAUDITED)        1998
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $   1,431,699   $  3,073,579
    Net realized gain on investments
     from Series (Note A)                     1,659,331      4,111,260
    Change in net unrealized
     appreciation of investments from
     Series (Note A)                            197,882     12,005,670
                                          -----------------------------
    Net increase in net assets resulting
     from operations                          3,288,912     19,190,509
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                    (2,903,804)    (3,822,929)
    Net realized gain on investments         (4,301,933)   (26,851,524)
                                          -----------------------------
    Total distributions to shareholders      (7,205,737)   (30,674,453)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                 7,081,191     19,943,383
    Proceeds from reinvestment of
     dividends and distributions              7,205,737     30,674,453
    Payments for shares redeemed            (24,345,730)   (23,459,626)
                                          -----------------------------
    Net increase (decrease) from Trust
     share transactions                     (10,058,802)    27,158,210
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS       (13,975,627)    15,674,266
NET ASSETS:
    Beginning of period                     177,582,897    161,908,631
                                          -----------------------------
    End of period                         $ 163,607,270   $177,582,897
                                          -----------------------------
    Accumulated undistributed net
     investment income at end of period   $   1,376,279   $  2,848,384
                                          -----------------------------

NUMBER OF TRUST SHARES:
    Sold                                        452,588      1,287,783
    Issued on reinvestment of dividends
     and distributions                          481,024      2,020,715
    Redeemed                                 (1,561,085)    (1,537,655)
                                          -----------------------------
    Net increase (decrease) in shares
     outstanding                               (627,473)     1,770,843
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Balanced Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Balanced Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Balanced Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued as indicated in the notes following the Series' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.

Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Balanced Portfolio

6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies and are also offered directly to qualified pension and retirement plans.
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata share of its Series' operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the six months ended June 30, 1999, no reimbursement to the Fund was required.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Series and Morgan Stanley & Co. Incorporated ("Morgan"), Morgan has agreed to reimburse the Series for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $325 and $1,664.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended June 30, 1999, additions and reductions in the Fund's investment in its Series amounted to $2,006,246 and $19,495,441, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Balanced Portfolio
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                              Six
                                            Months
                                             Ended
                                             June
                                              30,
                                             1999                       Year Ended December 31,
                                            (UNAUDITED)(2) 1998(2)  1997(2)     1996(2)     1995(2)      1994
                                            -------------------------------------------------------------------
Net Asset Value, Beginning of Period        $16.34      $17.80      $15.92      $17.52      $14.51      $ 15.62
                                            -------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                      .13         .29         .36         .34         .32          .30
    Net Gains or Losses on Securities
     (both realized and unrealized)            .18        1.62        2.59         .75        3.06         (.80)
                                            -------------------------------------------------------------------
      Total From Investment Operations         .31        1.91        2.95        1.09        3.38         (.50)
                                            -------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                  (.27)       (.42)       (.30)       (.41)       (.28)        (.23)
    Distributions (from net capital
     gains)                                   (.40)      (2.95)       (.77)      (2.28)       (.09)        (.38)
                                            -------------------------------------------------------------------
      Total Distributions                     (.67)      (3.37)      (1.07)      (2.69)       (.37)        (.61)
                                            -------------------------------------------------------------------
Net Asset Value, End of Period              $15.98      $16.34      $17.80      $15.92      $17.52      $ 14.51
                                            -------------------------------------------------------------------
Total Return(3)                              +2.17%(4)  +12.18%     +19.45%      +6.89%     +23.76%       -3.36%
                                            -------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
     millions)                              $163.6      $177.6      $161.9      $173.2      $144.4      $ 179.3
                                            -------------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(5)                            1.05%(6)    1.03%       1.04%       1.09%        .99%          --
                                            -------------------------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets                                   1.05%(6)    1.03%       1.04%       1.09%        .99%         .91%
                                            -------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets                       1.71%(6)    1.84%       2.07%       1.84%       1.99%        1.91%
                                            -------------------------------------------------------------------
    Portfolio Turnover Rate(7)                  --          --          --          --          21%          55%
                                            -------------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Balanced Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown. Qualified Plans that are direct shareholders of the Fund are not affected by insurance charges and related expenses.
4) Not annualized.
5) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
6) Annualized.
7) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for periods ending after April 28, 1995, are included in the Financial Highlights of AMT Balanced Investments, which appear elsewhere in this report.

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
          AMT Balanced Investments

  Number                                        Market
 of Shares                                     Value(1)
-----------                                  ------------
             COMMON STOCKS (63.3%)
BUSINESS SERVICES (3.9%)
     42,500  Avis Rent A Car                 $  1,237,812
     21,650  International Network Services       874,119
     94,100  Republic Services                  2,328,975
     29,900  USWeb Corp.                          663,406
     33,800  Valassis Communications            1,237,925
                                             ------------
                                                6,342,237
                                             ------------
CAPITAL GOODS (0.5%)
      3,500  E-Tek Dynamics                       116,375
     14,200  Waters Corp.                         754,375
                                             ------------
                                                  870,750
                                             ------------
COMMUNICATIONS (7.5%)
     11,000  Adelphia Communications              699,875
     25,800  Frontier Corp.                     1,522,200
     43,500  Intermedia Communications          1,305,000
     14,900  Metromedia Fiber Network             535,469
     24,700  NTL Inc.                           2,128,831
     52,100  RSL Communications                 1,006,181
     30,500  Tellabs, Inc.                      2,060,656
     11,200  Uniphase Corp.                     1,859,200
     25,200  WinStar Communications             1,228,500
                                             ------------
                                               12,345,912
                                             ------------
CONSUMER CYCLICALS (5.9%)
     50,100  Capstar Broadcasting               1,371,488
     65,100  Cendant Corp.                      1,334,550
     31,300  Chancellor Media                   1,725,413
     29,500  Fortune Brands                     1,220,562
     30,600  Jones Intercable Class A           1,499,400
     26,200  SFX Entertainment                  1,676,800
     26,200  Starwood Hotels & Resorts
             Worldwide                            800,737
                                             ------------
                                                9,628,950
                                             ------------

  Number                                        Market
 of Shares                                     Value(1)
-----------                                  ------------
CONSUMER STAPLES (0.8%)
     25,400  Estee Lauder                    $  1,273,175
                                             ------------
ELECTRICAL EQUIPMENT (3.8%)
     46,000  Altera Corp.                       1,693,375
      2,100  Broadcom Corp.                       303,581
     12,100  Conexant Systems                     702,556
     17,100  Maxim Integrated Products          1,137,150
     26,400  PMC-Sierra                         1,555,950
     11,700  Vitesse Semiconductor                789,019
                                             ------------
                                                6,181,631
                                             ------------
ENERGY (2.6%)
     40,800  Coastal Corp.                      1,632,000
     61,200  Enron Oil & Gas                    1,239,300
     90,800  Union Pacific Resources Group      1,481,175
                                             ------------
                                                4,352,475
                                             ------------
FINANCIAL SERVICES (7.6%)
     36,600  Capital One Financial              2,038,162
     39,100  CheckFree Holdings                 1,077,694
     27,500  Donaldson, Lufkin & Jenrette       1,656,875
     28,600  E*TRADE Group                      1,142,213
     20,200  FINOVA Group                       1,063,025
     26,000  Kansas City Southern
             Industries                         1,659,125
     15,800  Lehman Brothers Holdings             983,550
     13,900  Nationwide Financial Services        628,975
     12,200  Providian Financial                1,140,700
     13,200  State Street                       1,126,950
                                             ------------
                                               12,517,269
                                             ------------
HARDWARE (3.4%)
     53,500  Adaptec, Inc.                      1,889,219
     17,800  Network Appliance                    994,575
     35,400  Sanmina Corp.                      2,685,975
                                             ------------
                                                5,569,769
                                             ------------

Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

          AMT Balanced Investments

  Number                                        Market
 of Shares                                     Value(1)
-----------                                  ------------
HEALTH CARE (6.8%)
     35,000  Biogen, Inc.                    $  2,250,937
     22,300  C. R. Bard                         1,066,219
     18,600  Cardinal Health                    1,192,725
     53,900  Elan Corp. ADR                     1,495,725
     13,700  Immunex Corp.                      1,745,894
     10,900  MiniMed Inc.                         838,619
     14,700  Sepracor Inc.                      1,194,375
     16,900  The Laser Center                     811,200
      7,600  Wellpoint Health Networks            645,050
                                             ------------
                                               11,240,744
                                             ------------
INTERNET (3.8%)
        100  Ask Jeeves                             1,400
     11,900  BroadVision, Inc.                    877,625
        100  Clarent Corp.                          1,500
      5,600  DoubleClick Inc.                     513,800
      6,300  Exodus Communications                755,606
      3,800  Inktomi Corp.                        496,137
     20,500  Intuit Inc.                        1,847,563
      7,600  Lycos, Inc.                          698,250
      9,400  PSINet Inc.                          411,250
      9,800  Safeguard Scientifics                607,600
                                             ------------
                                                6,210,731
                                             ------------
RETAIL (9.9%)
     29,300  Abercrombie & Fitch                1,406,400
     26,500  Ann Taylor Stores                  1,192,500
  Number                                        Market
 of Shares                                     Value(1)
-----------                                  ------------
     33,200  Best Buy                        $  2,241,000
     39,800  Brinker International              1,082,063
      9,000  Circuit City Stores                  837,000
     11,200  Costco Cos.                          896,700
     52,200  Food Lion Class B                    603,563
     33,000  Furniture Brands International       919,875
     32,500  Linens 'n Things                   1,421,875
     25,250  Office Depot                         557,078
     63,850  Staples, Inc.                      1,975,359
     90,800  TJX Cos.                           3,024,775
                                             ------------
                                               16,158,188
                                             ------------
SOFTWARE (5.8%)
     58,900  Citrix Systems                     3,327,850
     11,900  Gemstar International Group          776,475
     69,600  Novell, Inc.                       1,844,400
     29,600  Siebel Systems                     1,964,700
     16,100  VERITAS Software                   1,528,494
                                             ------------
                                                9,441,919
                                             ------------
UTILITIES (1.0%)
     23,400  Montana Power                      1,649,700
                                             ------------
             TOTAL COMMON STOCKS (COST
             $75,870,972)                     103,783,450
                                             ------------

Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
          AMT Balanced Investments

  Principal                                             Rating             Market
    Amount                                        Moody's       S&P       Value(1)
--------------                                  -----------  ---------  ------------
                U.S. TREASURY SECURITIES
                (1.3%)
   $ 2,191,888  U.S. Treasury
                Inflation-Indexed Notes,
                3.375%, due 1/15/07
                (COST $2,149,810)                   TSY         TSY     $  2,100,771
                                                                        ------------
                U.S. GOVERNMENT AGENCY
                SECURITIES (0.8%)
     1,280,000  Federal Home Loan Bank,
                Discount Notes, 4.50%, due
                7/1/99
                (COST $1,280,000)                   AGY         AGY        1,280,000(2)
                                                                        ------------
                MORTGAGE-BACKED SECURITIES
                (8.6%)
       279,617  GE Capital Mortgage Services,
                Inc., REMIC Pass-Through
                Certificates, Ser. 1998-25,
                Class B3, 6.25%, due 12/25/28      BB(2)                     196,168(3)
       365,073  PNC Mortgage Securities Corp.,
                Pass-Through Certificates,
                Ser. 1999-1, Class 1B4, 6.25%,
                due 2/25/29                        BB(2)                     251,842(3)
       499,586  GE Capital Mortgage Services,
                Inc., REMIC Pass-Through
                Certificates, Ser. 1999-11,
                Class B3, 6.50%, due 7/25/29       BB(2)                     354,861(3)
       195,000  Morgan Stanley Capital I Inc.,
                Commercial Mortgage
                Pass-Through Certificates,
                Ser. 1998-HF2, 6.01%, due
                11/15/30                           BB(2)                     132,813(3)
FANNIE MAE
     1,073,427  Pass-Through Certificates,
                7.00%, due 6/1/11                  AGY          AGY        1,084,612
     1,007,593  Pass-Through Certificates,
                6.50%, due 5/1/13                  AGY          AGY          994,092
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     2,742,164  Pass-Through Certificates,
                6.50%, due 12/15/28                AGY          AGY        2,640,265
     7,865,948  Pass-Through Certificates,
                7.00%, due 3/15/28-1/15/29         AGY          AGY        7,769,827
       565,000  Pass-Through Certificates,
                8.00%, TBA, 30 Year Maturity       AGY          AGY          579,419
                                                                        ------------
                TOTAL MORTGAGE-BACKED
                SECURITIES (COST $14,425,775)                             14,003,899
                                                                        ------------
                ASSET-BACKED SECURITIES (2.7%)
     1,350,000  Ford Credit Auto Loan Master
                Trust, Auto Loan Certificates,
                Ser. 1996-1, 5.50%, due
                2/15/03                            Aaa          AAA        1,334,502
     1,420,000  Chase Credit Card Master
                Trust, Ser. 1997-2, Class A,
                6.30%, due 4/15/03                 Aaa          AAA        1,430,366
       267,500  Navistar Financial Owner
                Trust, Ser. 1996-B, Class A-3,
                6.33%, due 4/21/03                 Aaa          AAA          268,877
       970,000  Chemical Master Credit Card
                Trust 1, Ser. 1995-2, Class A,
                6.23%, due 6/15/03                 Aaa          AAA          977,246
       370,313  Chevy Chase Auto Receivables
                Trust, Ser. 1996-2, Class A,
                5.90%, due 7/15/03                 Aaa          AAA          370,951
                                                                        ------------
                TOTAL ASSET-BACKED SECURITIES
                (COST $4,391,888)                                          4,381,942
                                                                        ------------

Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

          AMT Balanced Investments

  Principal                                             Rating             Market
    Amount                                        Moody's       S&P       Value(1)
--------------                                  -----------  ---------  ------------
                BANKS & FINANCIAL INSTITUTIONS
                (5.4%)
   $ 1,860,000  Associates Pass-Through Asset
                Trust, Ser. 1997-1, 6.45%, due
                9/15/00                             Aa3         AA-     $  1,879,288(3)
       820,000  Lehman Brothers Holdings Inc.,
                Medium-Term Notes, Ser. E,
                6.89%, due 10/10/00                Baa1          A           827,347
       725,000  Countrywide Home Loans, Inc.,
                Notes, 5.62%, due 10/16/00          A3           A           720,708
       680,000  Lehman Brothers Holdings Inc.,
                Medium-Term Notes, Ser. E,
                6.65%, due 11/8/00                 Baa1          A           684,406
     1,420,000  Capital One Bank, Bank Notes,
                5.95%, due 2/15/01                 Baa2        BBB-        1,403,471
       970,000  Morgan Stanley, Dean Witter, &
                Co., Global Medium-Term Notes,
                Ser. C, 6.09%, due 3/9/01           Aa3         A+           969,127
     1,270,000  Household Finance Corp.,
                Senior Medium-Term Notes,
                6.06%, due 5/14/01                  A2           A         1,265,720
       930,000  Riggs National Corp.,
                Subordinated Notes, 8.50%, due
                2/1/06                              Ba1         BB+          963,713
       190,000  Bank United, Subordinated
                Medium-Term Notes, 8.00%, due
                3/15/09                             Ba2        BBB-          183,664
                                                                        ------------
                TOTAL BANKS & FINANCIAL
                INSTITUTIONS (COST $8,902,323)                             8,897,444
                                                                        ------------
                CORPORATE DEBT SECURITIES
                (10.3%)
       660,000  Arkla, Inc., Notes, 8.875%,
                due 7/15/99                        Baa1         BBB          660,475
     1,240,000  Time Warner Pass-Through Asset
                Trust, Ser. 1997-2, 4.90%, due
                7/29/99                            Baa3         BBB        1,239,529(3)
       735,000  Commonwealth Edison Co., First
                Mortgage Bonds, Ser. 90,
                6.50%, due 4/15/00                 Baa2        BBB+          738,263
     1,000,000  Ford Motor Credit Co.,
                Medium-Term Notes, 6.84%, due
                8/16/00                             A1           A         1,008,600
       520,000  Chesapeake Corp., Notes,
                10.375%, due 10/1/00               Baa3         BBB          545,038
       415,000  BHP Finance (USA) Ltd.,
                Guaranteed Notes, 5.625%, due
                11/1/00                             A3          A-           410,385
       514,000  Safeway Inc., Notes, 5.75%,
                due 11/15/00                       Baa2         BBB          511,512
       625,000  AT&T Capital Corp., Notes,
                6.875%, due 1/16/01                Baa3         BBB          627,081
       430,000  Fort James Corp., Notes,
                6.234%, due 3/15/01                Baa2        BBB-          429,437
       325,000  CMS Energy Corp., Senior
                Notes, 8.00%, due 7/1/01            Ba3         BB           325,130
       100,000  Telecom Argentina Stet-France
                SA, Medium-Term Notes, 9.75%,
                due 7/12/01                         Ba3        BBB-          100,000(3)
       520,000  Colonial Realty Limited
                Partnership, Senior Notes,
                7.50%, due 7/15/01                 Baa3        BBB-          512,465
       230,000  USA Waste Services, Inc.,
                Senior Notes, 6.125%, due
                7/15/01                            Baa2        BBB+          228,726
       655,000  Texas Utilities Co., Notes,
                5.94%, due 10/15/01                Baa3         BBB          649,727
     1,000,000  Tyco International Ltd.,
                Notes, 6.50%, due 11/1/01           A3          A-         1,000,310
       495,000  Marlin Water Trust, Senior
                Secured Notes, 7.09%, due
                12/15/01                           Baa2         BBB          489,758(3)
       755,000  ICI Wilmington Inc.,
                Guaranteed Notes, 7.50%, due
                1/15/02                            Baa1         A-           768,099
       600,000  Fort James Corp., Senior
                Notes, 6.50%, due 9/15/02          Baa2        BBB-          599,754

Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

          AMT Balanced Investments

  Principal                                             Rating             Market
    Amount                                        Moody's       S&P       Value(1)
--------------                                  -----------  ---------  ------------
     $ 830,000  Stewart Enterprises, Inc.,
                Notes, 6.40%, due 5/1/03           Baa3         BBB     $    820,256
       400,000  Core-Mark International, Inc.,
                Senior Subordinated Notes,
                11.375%, due 9/15/03                B3           B           391,000
       160,000  Loomis Fargo & Co., Senior
                Subordinated Notes, 10.00%,
                due 1/15/04                         B3           B           159,200
       330,000  PDVSA Finance Ltd., Notes,
                8.75%, due 2/15/04                  A3         BBB+          328,753(3)
       170,000  EOP Operating Limited
                Partnership, Notes, 6.625%,
                due 2/15/05                        Baa1         BBB          163,523
       200,000  WestPoint Stevens Inc., Senior
                Notes, 7.875%, due 6/15/05          Ba3         BB           195,500
       340,000  Protection One, Inc., Senior
                Notes, 7.375%, due 8/15/05          Ba1        BBB-          310,692
       450,000  Heritage Media Corp., Senior
                Subordinated Notes, 8.75%, due
                2/15/06                             B1          BB+          481,500
       100,000  Calpine Corp., Senior Notes,
                7.625%, due 4/15/06                 Ba2         BB            99,250
       205,000  Printpack, Inc., Senior
                Subordinated Notes, Ser. B,
                10.625%, due 8/15/06               Caa1          B           195,006
       500,000  Time Warner Inc., Notes,
                8.11%, due 8/15/06                 Baa3         BBB          524,795
        45,000  Newport News Shipbuilding
                Inc., Senior Subordinated
                Notes, 9.25%, due 12/1/06           B1          B+            48,094
       235,000  GFSI Inc., Senior Subordinated
                Notes, 9.625%, due 3/1/07           B3          B-           206,212
        75,000  French Fragrances, Inc.,
                Senior Notes, Ser. B, 10.375%,
                due 5/15/07                         B2          B+            76,031
       325,000  Owens-Illinois, Inc., Senior
                Debentures, 8.10%, due 5/15/07    Ba1(4)      BB+(4)         323,577
        50,000  Safety Components
                International, Inc., Senior
                Subordinated Notes, 10.125%,
                due 7/15/07                         B3          B-            44,875
       225,000  HydroChem Industrial Services,
                Inc., Senior Subordinated
                Notes, Ser. B, 10.375%, due
                8/1/07                             Caa1         B-           197,156
       315,000  Mirage Resorts, Inc., Notes,
                6.75%, due 8/1/07                  Baa2         BBB          295,369
       130,000  NBTY, Inc., Senior
                Subordinated Notes, Ser. B,
                8.625%, due 9/15/07                 B1          B+           114,888
       160,000  Thiokol Corp., Senior Notes,
                6.625%, due 3/1/08                 Baa3         BBB          149,530
       110,000  IMPAC Group, Inc., Senior
                Subordinated Notes, 10.125%,
                due 3/15/08                         B3          B-           108,075
        85,000  Trans-Resources, Inc., Senior
                Notes, Ser. B, 10.75%, due
                3/15/08                             B3          B-            83,194
       200,000  Global Crossing Holdings Ltd.,
                Senior Notes, 9.625%, due
                5/15/08                            Ba2          BB           212,500
       205,000  Tenet Healthcare Corp., Senior
                Subordinated Notes, 8.125%,
                due 12/1/08                        Ba3          BB-          197,249
        40,000  KinderCare Learning Centers,
                Inc., Senior Subordinated
                Notes, Ser. B, 9.50%, due
                2/15/09                             B3          B-            38,300
       300,000  Liberty Media Group, Notes,
                7.875%, due 7/15/09                Baa3        BBB-          298,212(3)
                                                                        ------------
                TOTAL CORPORATE DEBT
                SECURITIES (COST $17,177,965)                             16,907,026
                                                                        ------------

Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

          AMT Balanced Investments

  Principal                                             Rating             Market
    Amount                                        Moody's       S&P       Value(1)
--------------                                  -----------  ---------  ------------
                FOREIGN GOVERNMENT
                SECURITIES(5) (2.2%)
 CAD 1,800,000  Canadian Government, 5.00%,
                due 12/1/00                        Aa1          AAA     $  1,219,477
 EUR 1,180,000  Italian Government, 4.50%, due
                4/15/01                            Aa3          AA         1,242,434
 SEK 8,200,000  Kingdom of Sweden, 13.00%, due
                6/15/01                            Aa1          AAA        1,126,595
                                                                        ------------
                TOTAL FOREIGN GOVERNMENT
                SECURITIES (COST $3,711,328)                               3,588,506
                                                                        ------------
                REPURCHASE AGREEMENTS (1.8%)
   $ 3,010,000  State Street Bank and Trust
                Co. Repurchase Agreement,
                4.70%, due 7/1/99, dated
                6/30/99, Maturity Value
                $3,010,393, Collateralized by
                $2,465,000 U.S. Treasury
                Bonds, 8.75%, due 5/15/17
                (Collateral Value $3,106,285)
                (COST $3,010,000)                                          3,010,000(6)
                                                                        ------------
                SHORT-TERM INVESTMENTS (18.0%)
     2,000,000  Toyota Motor Credit Corp.,
                4.83%, due 7/2/99                  P-1         A-1+        1,999,732
     2,000,000  Fluor Corp., 4.94%, due 7/7/99     P-1          A-1        1,998,353
       925,000  Northern States Power Co.,
                5.20%, due 7/7/99                  P-1         A-1+          924,198
     1,000,000  GTE Corp., 5.05%, due 7/19/99      P-1          A-1          997,475
    23,623,335  N&B Securities Lending Quality
                Fund, LLC                                                 23,623,335
                                                                        ------------
                TOTAL SHORT-TERM INVESTMENTS
                (COST $29,543,093)                                        29,543,093(6)
                                                                        ------------
                TOTAL INVESTMENTS (114.4%)
                (COST $160,463,154)                                      187,496,131(7)
                Liabilities, less cash,
                receivables and other assets
                [(14.4%)]                                                (23,654,789)
                                                                        ------------
                TOTAL NET ASSETS (100.0%)                               $163,841,342
                                                                        ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Balanced Investments
1) Investments in equity securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. Investments in debt securities of the Series are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
3) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At June 30, 1999, these securities amounted to $5,271,224 or 3.2% of net assets.
4) Rated BBB- by Duff & Phelps Credit Rating Co.
5) Principal amount is stated in the currency in which the security is denominated.
   CAD -- Canadian Dollar
   EUR -- Euro
   SEK -- Swedish Krona
6) At cost, which approximates market value.
7) At June 30, 1999, the cost of investments for U.S. Federal income tax purposes was $160,534,131. Gross unrealized appreciation of investments was $29,867,799 and gross unrealized depreciation of investments was $2,905,799, resulting in net unrealized appreciation of $26,962,000, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Balanced Investments

                                                       June 30,
                                                         1999
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $  187,496,131
      Cash                                                  10,211
      Receivable for securities sold                     3,277,588
      Dividends and interest receivable                  1,572,719
      Net receivable for forward foreign currency
       exchange contracts sold (Note C)                     10,777
      Prepaid expenses and other assets                     10,059
      Deferred organization costs (Note A)                   8,666
                                                    --------------
                                                       192,386,151
                                                    --------------
LIABILITIES
      Payable for collateral on securities loaned
       (Note A)                                         23,623,335
      Payable for securities purchased                   3,968,123
      Accrued expenses and other payables                  867,994
      Payable to investment manager (Note B)                71,982
      Payable for variation margin (Note A)                 13,375
                                                    --------------
                                                        28,544,809
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  163,841,342
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $  136,815,172
      Net unrealized appreciation in value of
       investment securities, financial futures
       contracts, translation of assets and
       liabilities in foreign currencies, and
       foreign currency contracts                       27,026,170
                                                    --------------
NET ASSETS                                          $  163,841,342
                                                    --------------
*Cost of investments                                $  160,463,154
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Balanced Investments

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1999
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Income:
      Interest income                               $ 2,236,976
      Dividend income                                    76,878
      Foreign taxes withheld (Note A)                      (967)
                                                    ------------
        Total income                                  2,312,887
                                                    ------------
    Expenses:
      Investment management fee (Note B)                461,369
      Custodian fees (Note B)                            59,946
      Amortization of deferred organization and
       initial offering expenses (Note A)                 5,143
      Accounting fees                                     5,000
      Trustees' fees and expenses                         4,182
      Auditing fees                                       3,996
      Legal fees                                          2,087
      Insurance expense                                     943
      Miscellaneous                                          83
                                                    ------------
        Total expenses                                  542,749
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                       (1,989)
                                                    ------------
        Total net expenses                              540,760
                                                    ------------
        Net investment income                         1,772,127
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investment securities
     sold                                             1,620,663
    Net realized loss on financial futures
     contracts (Note A)                                 (62,736)
    Net realized gain on foreign currency
     transactions (Note A)                              101,404
    Change in net unrealized appreciation of
     investment securities, financial futures
     contracts, translation of assets and
     liabilities in foreign currencies, and
     foreign currency contracts (Note A)                197,882
                                                    ------------
        Net gain on investments                       1,857,213
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $ 3,629,340
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Balanced Investments

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1999        December 31,
                                           (UNAUDITED)        1998
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $  1,772,127    $  3,725,526
    Net realized gain on investments         1,659,331       4,111,260
    Change in net unrealized
      appreciation of investments              197,882      12,005,670
                                          -----------------------------
    Net increase in net assets resulting
      from operations                        3,629,340      19,842,456
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                2,006,246       9,298,536
    Reductions                             (19,495,441)    (13,465,286)
                                          -----------------------------
    Net decrease in net assets resulting
      from transactions in investors'
      beneficial interests                 (17,489,195)     (4,166,750)
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS      (13,859,855)     15,675,706
NET ASSETS:
    Beginning of period                    177,701,197     162,025,491
                                          -----------------------------
    End of period                         $163,841,342    $177,701,197
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Balanced Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Balanced Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: The accounting records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
5) FORWARD FOREIGN CURRENCY CONTRACTS: The Series may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Series. The Series has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Series could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Series is determined using forward foreign currency exchange rates supplied by an independent pricing service.
6) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
7) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Balanced Investments

 8) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized on a straight-line basis over a five-year period. At June 30, 1999, the unamortized balance of such expenses amounted to $8,666.
 9) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
10) FINANCIAL FUTURES CONTRACTS: The Series may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Series enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Series as unrealized gains or losses.
       Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Series recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
       For U.S. Federal income tax purposes, the futures transactions undertaken by the Series may cause the Series to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Series. Also, the Series' losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Series' taxable income.
       At June 30, 1999, open positions in financial futures contracts were as follows:

                                                                         UNREALIZED
       EXPIRATION                OPEN CONTRACTS               POSITION   DEPRECIATION
    -----------------------------------------------------------------------------
     September 1999      13 U.S. Treasury Notes, 5 Year       Short      $15,128
     September 1999      4 U.S. Treasury Notes, 10 Year       Short        2,125

        At June 30, 1999, the Series had deposited $334,700 Ford Credit Auto Loan Master Trust, Auto Loan Certificates, Ser. 1996-1, 5.50%, due 2/15/03 in a segregated account to cover margin requirements on open financial futures contracts.
11) SECURITY LENDING: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Series makes security loans. The Series will not lend securities on which covered call options have been written, or lend securities on terms which would prevent investors from qualifying as a regulated investment company. The Series entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated

Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Balanced Investments
    ("Morgan"). The Series receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Series invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company pursuant to guidelines approved by Managers Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The Series receives a fee, payable monthly, negotiated by the Series and Morgan, based on the number and duration of the lending transactions. At June 30, 1999, the value of the securities loaned and the value of the collateral were $23,160,133 and $23,623,335, respectively.
12) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of 0.55% of the first $250 million of the Series' average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Series and Morgan, Morgan has agreed to reimburse the Series for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $325 and $1,664.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended June 30, 1999, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) of $97,699,712 and $112,609,095, respectively.

Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Balanced Investments

   During the six months ended June 30, 1999, the Series had entered into various contracts to deliver or receive currencies at specified future dates. At June 30, 1999, open contracts were as follows:

                                                                                              NET UNREALIZED
                          CONTRACTS                           SETTLEMENT                       APPRECIATION
    SALES                TO DELIVER      IN EXCHANGE FOR         DATE            VALUE        (DEPRECIATION)
    ---------------------------------------------------------------------------------------------------------
    Canadian Dollar       1,025,000      $       692,333          8/6/99      $   696,456     $       (4,123)
    Euro                    900,000              946,035         7/14/99          928,705             17,330
    Swedish Krona         9,850,000            1,164,199         7/19/99        1,161,650              2,549

                          CONTRACTS                           SETTLEMENT                      NET UNREALIZED
    PURCHASES            TO RECEIVE      IN EXCHANGE FOR         DATE            VALUE         DEPRECIATION
    ---------------------------------------------------------------------------------------------------------
    Canadian Dollar       1,025,000      $       701,435          8/6/99      $   696,456     $        4,979

   During the six months ended June 30, 1999, brokerage commissions on securities transactions amounted to $123,379, of which Neuberger received $52,177, and other brokers received $71,202.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Balanced Investments

                                                                                                 Period
                                                                                                  from
                                              Six                                                May 1,
                                             Months                                             1995(1)
                                             Ended                                                 to
                                            June 30,                                            December
                                              1999            Year Ended December 31,             31,
                                            (UNAUDITED)    1998         1997         1996         1995
                                            ------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                           .65%(3)       .64%         .65%         .65%        .64%(3)
                                            ------------------------------------------------------------
    Net Expenses                                .64%(3)       .64%         .65%         .65%        .64%(3)
                                            ------------------------------------------------------------
    Net Investment Income                      2.11%(3)      2.23%        2.46%        2.28%       2.36%(3)
                                            ------------------------------------------------------------
Portfolio Turnover Rate                          61%           71%         103%          87%         55%
                                            ------------------------------------------------------------
Net Assets, End of Period (in millions)      $163.8        $177.7       $162.0       $173.5      $203.3
                                            ------------------------------------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.